                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10215

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Erin E. Douglas, Secretary
                  Financial Investors Variable Insurance Trust
                           1625 Broadway, Suite 2200,
                             Denver, Colorado 80202
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2004
                                               -------------

ITEM 1 - REPORTS TO STOCKHOLDERS

     The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
JUNE 30, 2004

[FIRST HORIZON(SM) LOGO]

FIRST HORIZON FUNDS

-    Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

FIRST HORIZON
                                                           CORE EQUITY PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

PORTFOLIO MANAGEMENT TEAM

[PHOTO OF DAVID THOMPSON AND MARK CRONIN]

                                                        DAVID THOMPSON, MBA, CFA
                                               15 YEARS OF INVESTMENT EXPERIENCE

                                                                MARK CRONIN, CFA
                                               20 YEARS OF INVESTMENT EXPERIENCE

HOW DID THE FUND PERFORM?
The First Horizon Core Equity Portfolio gained 1.47% in the first half of 2004, underperforming the S&P 500 Index return of 3.44%. The Portfolio gained 2.42% in the first quarter of the year and lost (0.92)% in the second quarter.

WHY DID THE FUND PERFORM THIS WAY?
The Portfolio started the year with good performance as the equity market continued on the upward trajectory of 2003. The market remained strong through most of the first quarter, but profits took a hit in March when the terrorist attack in Spain and negative news on the Iraq war reminded investors that global incidents can impact stock performance.

In the first quarter, one of the best performing holdings in the Portfolio was Capital One Financial Corp., which gained 23% as earning estimates for the company continued to rise and credit quality appeared strong. Pepsico, Inc. also posted a 15% return as the company raised its dividend and earnings guidance based on strong sales volumes. On the downside, Intel Corp. fell 15% due to concerns about inventory builds and seasonal weakness in personal computer sales. Also, Comcast Corp. dropped 11% as the company launched a bid for Disney, which has since been withdrawn.

During the second quarter, the Portfolio underperformed the market, as the S&P 500 posted a 1.71% gain. The underperformance was primarily driven by weaknesses in the information technology and telecommunications sectors. Nokia Corp. fell by 28% as the company lost market share to rivals due to insufficient mid-range camera phone offerings. On the positive side, Harley Davidson, Inc. gained 16% as retail sales of motorcycles exceeded estimates.

WHAT IS YOUR OUTLOOK FOR THE BALANCE OF 2004?
We expect the equity market to continue through a transitional phase as it adapts to rising interest rates and the possibility of accelerating inflation. Meanwhile, we also believe the fundamentals of the economy will stay strong. As we look to the second half of the year, we remain committed to seeking out quality companies that have an ability to maintain consistent earnings growth during a variety of economic conditions.

[CHART]

COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON CORE EQUITY PORTFOLIO AND THE S&P 500 INDEX.

        S&P 500 Index First Horizon Core Equity Portfolio

8/20/2001      10000     10000
                9681      9780
                8900      9230
                9070      9390
                9765     10040
12/31/2001      9851     10068
                9708      9698
                9520      9317
                9878      9658
                9280      9047
                9211      8927
6/30/2002       8555      8186
                7889      7576
                7940      7726
                7078      6815
                7700      7386
                8152      7876
12/31/2002      7674      7439
                7474      7339
                7362      7299
                7433      7339
                8045      8092
                8468      8483
6/30/2003       8576      8453
                8727      8584
                8897      8594
                8803      8654
                9300      9226
                9382      9276
12/31/2003      9874      9567
               10056      9858
               10195      9909
               10041      9798
                9884      9627
               10019      9697
6/30/2004      10213      9707

PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURN (1)                         1 YEAR            SINCE INCEPTION (8/20/01)
First Horizon Core Equity Portfolio                     14.84%                  (1.03)%
S&P 500 Index                                           19.09%                   0.74%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (877) 846-0741. TOTAL RETURN FIGURES ARE NET OF ALL PORTFOLIO EXPENSES AND REFLECT ALL FEE WAIVERS AND/OR REIMBURSEMENTS. WITHOUT THESE FEE WAIVERS AND/OR REIMBURSEMENTS, TOTAL RETURN WOULD HAVE BEEN LOWER.

FIRST HORIZON
                                                  CAPITAL APPRECIATION PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

PORTFOLIO MANAGEMENT TEAM

[PHOTO]

A team of Portfolio Managers is responsible for the day-to-day operations of the Portfolio. The team is lead by Gerald S. Frey, managing director/chief investment officer, growth equities of Delaware Investments who has 24 years of professional experience.

OTHER TEAM MEMBERS

MARSHALL T. BASSETT, senior vice president/portfolio manager, consumer and retail sector specialty

JOHN A. HEFFERN, senior vice president/portfolio manager, business & financial services sector

MATTHEW TODOROW, vice president/portfolio manager, healthcare sector specialty

JEFFREY W. HYNOSKI, vice president/portfolio manager, technology sector specialty

STEVEN T. LAMPE, vice president/portfolio manager, healthcare sector specialty

LORI P. WACHS, vice president/portfolio manager, consumer & retail sector specialty

HOW DID THE FUND PERFORM?
The First Horizon Capital Appreciation Portfolio returned 3.96% for the first half of 2004. Comparatively, the Russell 2000 Growth Index increased 5.45% for the same period. The Portfolio gained 6.74% during the first quarter of the year, and lost (2.60)% in the second quarter.

WHY DID THE FUND PERFORM THIS WAY?
Markets were mixed during the first half of 2004 as investors tried to ascertain the strength and durability of an economic rebound amid global political and security concerns. During the period, small-capitalization stocks continued to outperform larger-capitalization companies as the Russell 2000 Growth Index was up more than 5% compared to an approximate 2.5% gain for the Russell 1000 Growth Index.

On an individual stock basis, Urban Outfitters, Inc. was the Portfolio's biggest contributor to performance as it was up more than 60% due to strong sales and earnings growth. Ask Jeeves, Inc. was the Portfolio's best overall performer as it rose more than 80% primarily due to an announcement of a strategically important acquisition and the increased attention paid to search engines in light of the proposed Google initial public offering.

POZEN, Inc. was the Portfolio's worst performer as it declined more than 50% after it received a U.S. Food and Drug Administration non-approval letter for one of its experimental migraine drugs. Many technology stocks also performed poorly as concerns arose that the anticipated strong recovery in technology spending might not be as robust as expected. As a result, Asyst Technologies, Cymer, Inc. and O2 Micro International, Ltd. were all down significantly during the period. We have since exited from Asyst Technologies.

WHAT IS YOUR OUTLOOK FOR THE BALANCE OF 2004?
We are concerned that inflationary pressures may dampen the ensuing economic rebound. However, we believe opportunities remain for individual companies to post strong returns. It also is our feeling that gains may be spread across the leaders in various sectors of the market, rather than concentrated in any one sector. As always, we remain committed to finding and holding those companies that we believe possess solid competitive advantages and an ability to thrive in the current environment.

[CHART]

COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX.

        Russell 2000 First Horizon Capital Appreciation Portfolio

8/20/2001      10000     10000
                9792      9860
                8212      8630
                9002      9380
                9753      9960
12/31/2001     10361     10900
                9992     10520
                9346      9970
               10158     10610
                9938     10530
                9357     10170
6/30/2002       8563      9360
                7240      8510
                7232      8550
                6704      8060
                7039      8450
                7732      9230
12/31/2002      7194      8870
                6995      8610
                6804      8380
                6900      8680
                7549      9460
                8395     10440
6/30/2003       8549     10680
                9193     11190
                9863     11560
                9433     11170
               10245     11980
               10575     12610
12/31/2003     10616     12620
               11170     13230
               11150     13160
               11197     13470
               10633     12620
               10840     12910
6/30/2004      11196     13120

PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURN (1)                         1 YEAR            SINCE INCEPTION (8/20/01)
First Horizon Capital Appreciation Portfolio            22.85%                  9.95%
Russell 2000 Growth Index                               30.96%                  4.02%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (877) 846-0741. TOTAL RETURN FIGURES ARE NET OF ALL PORTFOLIO EXPENSES AND REFLECT ALL FEE WAIVERS AND/OR REIMBURSEMENTS. WITHOUT THESE FEE WAIVERS AND/OR REIMBURSEMENTS, TOTAL RETURN WOULD HAVE BEEN LOWER.

FIRST HORIZON

SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

DEFINITION OF INDICES

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.


IMPORTANT LEGAL DISCLOSURE

(1) Total return is the change in the value of an investment in the Portfolio after reinvesting all income and capital gains. It is calculated by dividing the change in total investment value by the initial value of the investment. The inception date of each Portfolio is August 20, 2001.

FIRST HORIZON
                                                           CORE EQUITY PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                             SHARES         VALUE
------------------------------------------------------------------------------------
COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 14.1%
MEDIA - 8.9%
Comcast Corp., Class A*                                      21,150     $    583,952
McGraw-Hill Co., Inc.                                         4,570          349,925
Omnicom Group, Inc.                                           6,350          481,902
                                                                        ------------

TOTAL MEDIA                                                                1,415,779
                                                                        ------------

MOTORCYCLE MANUFACTURERS - 1.4%
Harley Davidson Inc.                                          3,475          215,241
                                                                        ------------

RETAILING - 3.8%
Home Depot, Inc.                                             17,400          612,480
                                                                        ------------

TOTAL CONSUMER DISCRETIONARY                                               2,243,500
                                                                        ------------

CONSUMER STAPLES - 10.4%
FOOD, BEVERAGE & TOBACCO - 8.3%
Costco Wholesale Corp.                                       18,050          741,313
Pepsico, Inc.                                                10,900          587,292
                                                                        ------------

TOTAL  FOOD, BEVERAGE & TOBACCO                                            1,328,605
                                                                        ------------

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
Colgate-Palmolive Co.                                         5,750          336,088
                                                                        ------------

TOTAL CONSUMER STAPLES                                                     1,664,693
                                                                        ------------

ENERGY - 3.7%
ENERGY - 3.7%
Exxon Mobil Corp.                                            13,400          595,094
                                                                        ------------

TOTAL ENERGY                                                                 595,094
                                                                        ------------

FINANCIALS - 28.3%
BANKS - 3.9%
Wells Fargo & Co.                                            10,900          623,807
                                                                        ------------

DIVERSIFIED FINANCIALS - 10.8%
Capital One Financial Corp.                                  10,575     $    723,118
Federal Home Loan Mortgage Corp.                              1,358           85,961
Federal National Mortgage Association                         4,325          308,632
J. P. Morgan Chase & Co.                                     15,425          598,027
                                                                        ------------

TOTAL DIVERSIFIED FINANCIALS                                               1,715,738
                                                                        ------------

INSURANCE - 13.6%
AFLAC, Inc.                                                  14,500          591,745
American International Group, Inc.                            9,285          661,835
Fidelity National Financial, Inc.                             6,385          238,416
XL Capital Ltd., Class A                                      9,037          681,932
                                                                        ------------

TOTAL INSURANCE                                                            2,173,928
                                                                        ------------

TOTAL FINANCIALS                                                           4,513,473
                                                                        ------------

HEALTHCARE - 12.4%
HEALTHCARE EQUIPMENT & SUPPLIES - 3.4%
Medtronic, Inc.                                              11,150          543,228
                                                                        ------------

PHARMACEUTICALS & BIOTECHNOLOGY - 9.0%
Cardinal Health, Inc.                                        10,000          700,500
Pfizer, Inc.                                                 21,400          733,592
                                                                        ------------

TOTAL PHARMACEUTICALS & BIOTECH                                            1,434,092
                                                                        ------------

TOTAL HEALTHCARE                                                           1,977,320
                                                                        ------------

INDUSTRIALS - 4.1%
CAPITAL GOODS - 4.1%
General Electric Co.                                         20,000          648,000
                                                                        ------------

TOTAL INDUSTRIALS                                                            648,000
                                                                        ------------

INFORMATION TECHNOLOGY - 16.7%
SOFTWARE - 4.1%
Microsoft Corp.                                              22,775          650,454
                                                                        ------------

                                                             SHARES         VALUE
------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -12.6%
Flextronics International, Ltd.*                             31,225     $    498,039
Hewlett-Packard Co.                                          23,000          485,300
Intel Corp.                                                  18,675          515,430
Nokia Corp., ADR                                             12,375          179,932
Texas Instruments, Inc.                                      13,976          337,940
                                                                        ------------

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                      2,016,641
                                                                        ------------

TOTAL INFORMATION TECHNOLOGY                                               2,667,095
                                                                        ------------

TELECOMMUNICATIONS - 4.0%
TELECOMMUNICATION SERVICES - 4.0%
Vodafone Group, plc ADR                                      28,600          632,060
                                                                        ------------

TOTAL TELECOMMUNICATIONS                                                     632,060
                                                                        ------------

TOTAL COMMON STOCKS
  (Cost $13,646,619)                                                      14,941,235
                                                                        ------------

MONEY MARKET MUTUAL FUNDS - 6.3%
SSgA Prime Money Market Fund                                505,469          505,469
SSgA U.S. Treasury Money Market Fund                        505,155          505,155
                                                                        ------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $1,010,624)                                                        1,010,624
                                                                        ------------

TOTAL INVESTMENTS  - 100.0%
  (Cost $14,657,243)                                                    $ 15,951,859
                                                                        ============

* NON-INCOME PRODUCING SECURITY
ADR - AMERICAN DEPOSITARY RECEIPT

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
                                                  CAPITAL APPRECIATION PORTFOLIO
SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

DUE                                                       DISCOUNT     PRINCIPAL
DATE                                                       RATE          AMOUNT        VALUE
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 DISCOUNT NOTES - 6.4%
7/1/2004                                                    0.99%        20,000     $     20,000
7/1/2004                                                    1.00%       170,000          170,000
7/1/2004                                                    1.15%        40,000           40,000
7/7/2004                                                    1.05%        20,000           19,996
7/7/2004                                                    1.13%        50,000           49,989
7/7/2004                                                    1.10%        35,000           34,993
                                                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $334,981)                                                                          334,978
                                                                                    ------------

                                                                         SHARES
                                                                        --------
COMMON STOCKS  - 93.2%
BUSINESS SERVICES - 8.5%
Advisory Board Co.*                                                       3,400          121,040
Charles River Associates, Inc.*                                           1,300           40,235
Corillian Corp. *                                                        11,700           58,968
eSpeed, Inc.*                                                             4,200           74,130
Gevity HR, Inc.                                                           2,200           57,618
Ivillage, Inc.*                                                           8,000           50,800
Portfolio Recovery Associates, Inc.*                                      1,300           35,841
                                                                                    ------------

TOTAL BUSINESS SERVICES                                                                  438,632
                                                                                    ------------

CAPITAL GOODS - 1.2%
Varian, Inc.*                                                             1,500           63,225
                                                                                    ------------

TOTAL CAPITAL GOODS                                                                       63,225
                                                                                    ------------

CONSUMER DURABLES - 2.2%
Gentex Corp.                                                                900           35,712
WCI Communities, Inc.*                                                      300            6,693
Winnebago Industries, Inc.                                                1,900           70,832
                                                                                    ------------

TOTAL CONSUMER DURABLES                                                                  113,237
                                                                                    ------------

CONSUMER NON-DURABLES - 13.0%
America's Car Mart, Inc.*                                                 1,100           33,033
Cabela's, Inc.*                                                             400           10,780
Coach, Inc.*                                                              1,800           81,342
Cost Plus, Inc.*                                                          1,500           48,675
Guitar Centers, Inc.*                                                     1,800           80,046
Hibbett Sporting Goods, Inc.*                                             5,150          140,853
PC Mall, Inc.*                                                            2,100           39,648
Tractor Supply Co.*                                                       1,700           71,094
Urban Outfitters, Inc.*                                                   2,800          170,548
                                                                                    ------------

TOTAL CONSUMER NON-DURABLES                                                              676,019
                                                                                    ------------

CONSUMER SERVICES - 9.7%
Ask Jeeves, Inc.*                                                         1,900     $     74,157
Cheesecake Factory, Inc.*                                                 1,600           63,664
First Cash Financial Services, Inc.*                                      3,500           74,480
Four Seasons Hotel, Inc.                                                    800           48,168
Lin TV Corp.*                                                             2,500           53,000
Mediacom Communications Corp.*                                            9,600           75,072
Rare Hospitality Int'l, Inc.*                                             1,800           44,820
Sonic Corp.*                                                              3,100           70,525
                                                                                    ------------

TOTAL CONSUMER SERVICES                                                                  503,886
                                                                                    ------------

FINANCIALS - 17.5%
Brookline Bancorp, Inc.                                                   3,000           44,010
Capital Source, Inc.*                                                     3,800           92,910
Delphi Financial Group, Inc.                                              2,550          113,475
Downey Financial Corp.                                                    2,800          149,100
R&G Financial Corp., Class B                                              3,300          109,098
RAIT Investment Trust                                                     3,600           88,740
Redwood Trust, Inc.                                                       1,400           77,952
Silicon Valley Bancshares*                                                1,700           67,405
Westamerica Bancorp                                                       1,000           52,450
Westcorp                                                                  2,500          113,625
                                                                                    ------------

TOTAL FINANCIALS                                                                         908,765
                                                                                    ------------

HEALTHCARE - 23.5%
Abgenix, Inc.*                                                            4,600           53,912
Adolor Corp.*                                                             1,100           13,948
Align Technology, Inc. *                                                  6,100          115,900
Axonyx, Inc.*                                                             7,900           41,396
CV Therapeutics, Inc.*                                                    3,300           55,308
Conceptus, Inc.*                                                          3,900           43,875
Digene Corp.*                                                             2,200           80,366
Immucor, Inc.*                                                            2,000           65,100
Isolagen, Inc.*                                                           5,400           55,512
MGI PHARMA, Inc.*                                                         1,700           45,917
Medicis Pharmaceutical Corp.                                              1,800           71,910
Nektar Therapeutics*                                                      8,600          171,656
Neurochem, Inc.*                                                          4,400           91,784
North American Scientific, Inc.*                                          6,200           52,080
Pain Therapeutics, Inc.*                                                  7,500           60,450
POZEN, Inc.*                                                              4,700           32,148
Protein Design Labs, Inc.*                                                3,200           61,216
United Therapeutics Corp.*                                                2,100           53,865
Wilson Greatbatch*                                                        1,900           53,105
                                                                                    ------------

TOTAL HEALTHCARE                                                                       1,219,448
                                                                                    ------------

                                                                         SHARES        VALUE
                                                                        --------    ------------
MATERIALS - 1.9%
Engineered Support Systems, Inc.                                          1,000     $     58,510
Rofin-Sinar Technologies, Inc.*                                           1,600           40,624
                                                                                    ------------

TOTAL MATERIALS                                                                           99,134
                                                                                    ------------

TECHNOLOGY - 13.7%
Agile Software Corp.*                                                     8,400           73,500
Akamai Technologies, Inc.*                                                3,000           53,850
Cymer, Inc.*                                                              2,000           74,880
Integrated Silicone Soulution, Inc.*                                      2,300           28,083
Manhattan Associates, Inc.*                                               1,800           55,584
MatrixOne, Inc.*                                                         10,200           70,482
Netegrity, Inc.*                                                          6,600           55,836
O2Micro International, Ltd.*                                              5,200           88,556
Power Integrations, Inc.*                                                 1,900           47,310
Skyworks Solutions, Inc.*                                                 9,100           79,443
Tessera Technologies, Inc.*                                               2,800           50,456
Varian Semiconductor*                                                       900           34,704
                                                                                    ------------

TOTAL TECHNOLOGY                                                                         712,684
                                                                                    ------------

TRANSPORTATION - 2.0%
Knight Transportation, Inc.*                                              2,700           77,571
Republic Airways Holdings, Inc.*                                          1,900           27,075
                                                                                    ------------

TOTAL TRANSPORTATION                                                                     104,646
                                                                                    ------------

TOTAL COMMON STOCKS
      (Cost $4,206,080)                                                                4,839,676
                                                                                    ------------

MONEY MARKET MUTUAL FUNDS - 0.4%
SSgA Prime Money Market Fund                                              9,350            9,350
SSgA U.S. Treasury Money Market Fund                                      9,335            9,335
                                                                                    ------------

TOTAL MONEY MARKET MUTUAL FUNDS
     (Cost $18,685)                                                                       18,685
                                                                                    ------------

TOTAL INVESTMENTS - 100.0%
     (Cost $4,559,746)                                                              $  5,193,339
                                                                                    ============

* NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON

SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                           CORE EQUITY    CAPITAL APPRECIATION
                                                                         -------------------------------------
ASSETS:
Investments, at value (Cost- see below)                                  $   15,951,859         $    5,193,339
Dividends receivable                                                             13,608                  3,188
Interest receivable                                                                 773                     12
Receivable for securities sold                                                        0                 10,645
Receivable from investment adviser                                                    0                  3,987
Prepaid and other assets                                                            106                     23
                                                                         -------------------------------------
     Total assets                                                            15,966,346              5,211,194
                                                                         -------------------------------------

LIABILITIES:
Payable for investments purchased                                                     0                 48,368
Accrued investment advisory fee                                                   3,054                  2,518
Accrued administration fee                                                        2,547                    847
Accrued co-administration fee                                                       637                      0
Accrued 12b-1 fee                                                                 2,897                    965
Accrued Trustees fee                                                                  0                    117
Other payables                                                                    8,967                  1,311
                                                                         -------------------------------------
     Total Liabilities                                                           18,131                 54,126
                                                                         -------------------------------------
NET ASSETS                                                               $   15,948,215         $    5,157,068
                                                                         =====================================

Cost of investments                                                      $   14,657,243         $    4,559,746
                                                                         =====================================

COMPOSITION OF NET ASSETS:
Paid in capital                                                          $   14,835,154         $    4,364,882
Undistributed net investment income                                               9,781                      0
Accumulated net investment loss                                                       0                (17,599)
Accumulated net realized gain (loss) on investments                            (191,336)               176,192
Net unrealized appreciation in value of investments                           1,294,616                633,593
                                                                         -------------------------------------
NET ASSETS                                                               $   15,948,215         $    5,157,068
                                                                         =====================================

NET ASSET VALUE PER SHARE:
Net Assets                                                               $   15,948,215         $    5,157,068
Shares of beneficial interest outstanding of no par value,
     unlimited shares authorized                                              1,652,275                393,123
Net asset value and redemption price per share                           $         9.65         $        13.12

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                          CORE EQUITY         CAPITAL APPRECIATION
                                                                         -------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $        4,818         $        1,960
Dividends                                                                        82,206                 11,177
                                                                         -------------------------------------
     Total Income                                                                87,024                 13,137
                                                                         -------------------------------------

EXPENSES:
Investment advisory fee                                                          47,910                 16,696
Administration fee                                                               13,689                  4,452
Co-Administration fee                                                             3,422                  1,113
Audit & tax                                                                       4,168                  3,048
Custody                                                                           6,242                  4,989
12b-1 fee                                                                        17,111                  5,565
Trustees                                                                          4,335                  1,724
Legal                                                                               442                    282
Registration                                                                        181                    579
Printing                                                                            101                    181
Insurance                                                                           222                     81
Other                                                                             4,147                    183
                                                                         -------------------------------------
     Total Expenses Before Waiver                                               101,970                 38,893
Expenses waived                                                                 (26,656)                (4,378)
Expenses reimbursed by investment adviser                                             0                 (5,563)
                                                                         -------------------------------------
     Net Expenses                                                                75,314                 28,952
                                                                         -------------------------------------

NET INVESTMENT INCOME (LOSS)                                                     11,710                (15,815)
                                                                         -------------------------------------

Net realized gain on investments                                                168,450                137,346
Change in net unrealized appreciation/depreciation                              (40,122)                 4,534
                                                                         -------------------------------------
Net gain on investments                                                         128,328                141,880
                                                                         -------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $      140,038         $      126,065
                                                                         =====================================

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   CORE EQUITY                        CAPITAL APPRECIATION
                                                    --------------------------------------------------------------------------------
                                                    FOR THE SIX MONTHS     FOR THE YEAR       FOR THE SIX MONTHS    FOR THE YEAR
                                                      ENDED JUNE 30,     ENDED DECEMBER31,      ENDED JUNE 30,    ENDED DECEMBER 31,
                                                          2004*                2003                  2004*              2003
                                                    --------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                           $     11,710         $     22,097         $    (15,815)     $    (13,882)
Net realized gain (loss) on investments                     168,450              (12,056)             137,346           192,638
Change in net unrealized appreciation/depreciation          (40,122)           2,027,836                4,534           646,303
                                                       ------------------------------------------------------------------------
Net increase in net assets from operations                  140,038            2,037,877              126,065           825,059
                                                       ------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                        -              (21,959)                   -                 -
                                                       ------------------------------------------------------------------------
Net decrease in net assets from distributions                     -              (21,959)                   -                 -
                                                       ------------------------------------------------------------------------

SHARE TRANSACTIONS:
Proceeds from sales of shares                             4,803,356            5,382,460            1,942,342         1,308,665
Reinvested dividends                                              -               21,959                    -                 -
Cost of shares redeemed                                    (602,855)          (1,051,477)            (405,563)         (119,290)
                                                       ------------------------------------------------------------------------
Net increase in net assets from share transactions        4,200,501            4,352,942            1,536,779         1,189,375
                                                       ------------------------------------------------------------------------

Net Increase in Net Assets                                4,340,539            6,368,860            1,662,844         2,014,434
                                                       ------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                      11,607,676            5,238,816            3,494,224         1,479,790
                                                       ------------------------------------------------------------------------
End of period                                          $ 15,948,215(1)      $ 11,607,676(1)      $  5,157,068 (2)  $  3,494,224(2)
                                                       ========================================================================

(1) Includes (over) undistributed net investment
    income of:                                         $      9,781         $     (1,929)                   -                 -

(2) Includes accumulated net investment loss of:                  -                    -         $    (17,599)     $     (1,784)

* Unaudited

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON

SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

FINANCIAL HIGHLIGHTS

                                                                                        CORE EQUITY
                                                            -------------------------------------------------------------------
                                                             FOR THE SIX MONTHS        FOR THE YEAR           FOR THE PERIOD
                                                               ENDED JUNE 30,        ENDED DECEMBER 31,      ENDED DECEMBER 31,
                                                                  2004*            2003           2002            2001**
                                                            -------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                           $   9.51         $   7.41       $  10.06         $  10.00
                                                                ---------------------------------------------------------
Income from investment operations:
Net investment income                                               0.01             0.02           0.02             0.00
Net realized and unrealized gain (loss)
   on investments                                                   0.13             2.10          (2.65)            0.07
                                                                ---------------------------------------------------------
Total from investment operations                                    0.14             2.12          (2.63)            0.07
                                                                ---------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                             -            (0.02)         (0.02)           (0.01)
From net realized gain                                                 -                -           0.00 (3)            -
                                                                ---------------------------------------------------------
Total distributions                                                    -            (0.02)         (0.02)           (0.01)
                                                                ---------------------------------------------------------
Net asset value - end of period                                 $   9.65         $   9.51       $   7.41         $  10.06
                                                                =========================================================

TOTAL RETURN (4)                                                    1.47% (2)       28.60%        (26.11)%           0.68% (2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                 $ 15,948         $ 11,608       $  5,239         $  2,107
Ratio of expenses to average net assets                             1.10% (1)        1.10%          1.10%            1.10% (1)
Ratio of net investment income to average net assets                0.17% (1)        0.28%          0.28%            0.17% (1)
Ratio of expenses to average net assets without fee waivers         1.49% (1)        1.79%          3.07%            1.99% (1)
Ratio of net investment loss to average net assets
   without fee waivers                                             (0.22)% (1)      (0.40)%        (1.69)%          (0.72)% (1)
Portfolio turnover rate                                                8%              36%            43%               9%


(1)  Annualized

(2)  Total returns for periods less than one year are not annualized.

(3)  Less than $.005 per share.

(4) Total return would have been lower had various fees not been waived during the period.

* Unaudited
** For the period August 20, 2001 (inception) to December 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      CAPITAL APPRECIATION
                                                            ---------------------------------------------------------------------
                                                            FOR THE SIX MONTHS         FOR THE YEAR         FOR THE PERIOD
                                                              ENDED JUNE 30,         ENDED DECEMBER 31,    ENDED DECEMBER 31,
                                                                 2004*            2003            2002            2001**
                                                            ---------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                           $  12.62         $   8.87       $  10.90         $  10.00
                                                                ---------------------------------------------------------
Income from investment operations:
Net investment loss                                                (0.04)           (0.04)         (0.06)           (0.02)
Net realized and unrealized gain (loss)
   on investments                                                   0.54             3.79          (1.97)            0.92
                                                                ---------------------------------------------------------
Total from investment operations                                    0.50             3.75          (2.03)            0.90
                                                                ---------------------------------------------------------
Net asset value - end of period                                 $  13.12         $  12.62       $   8.87         $  10.90
                                                                =========================================================

TOTAL RETURN (3)                                                    3.96% (2)       42.28%        (18.62)%           9.00% (2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                 $  5,157         $  3,494       $  1,480         $  1,132
Ratio of expenses to average net assets                             1.30% (1)        1.30%          1.30%            1.30% (1)
Ratio of net investment income (loss) to average net assets        (0.71)% (1)      (0.61)%        (0.89)%          (0.49)%(1)
Ratio of expenses to average net assets without fee waivers         1.74% (1)        2.18%          4.27%            2.24% (1)
Ratio of net investment loss to average net assets
   without fee waivers                                             (1.15)% (1)      (1.49)%        (3.87)%          (1.43)%(1)
Portfolio turnover rate                                               29%              72%           120%              59%

(1)  Annualized

(2)  Total Returns for periods less than one year are not annualized.

(3) Total return would have been lower had various fees not been waived during the period.

* Unaudited
** For the period August 20, 2001 (inception) to December 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON

SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The financial statements herein relate to the Trust's First Horizon Funds that include the Core Equity and Capital Appreciation Portfolios (the Portfolios). The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or other investment products.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION: Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate market value.

INCOME TAXES: It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and each Portfolio intends to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions for the Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes.

At December 31, 2003, the Core Equity Portfolio had available for federal income tax purposes an unused capital loss carryover of $273,758 expiring December 31, 2010.

OTHER: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. SHARES OF BENEFICIAL INTEREST

On June 30, 2004, there was an unlimited number of no par value shares of beneficial interest authorized for each Portfolio. Transactions in shares of beneficial interest were as follows:

                                                              CORE EQUITY                          CAPITAL APPRECIATION
                                             --------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS       FOR THE  YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                               ENDED JUNE 30,        ENDED DECEMBER31,       ENDED JUNE 30,      ENDED DECEMBER 31,
                                                    2004                  2003                   2004                  2003
                                             --------------------------------------------------------------------------------------
Shares sold                                       492,937                642,144                147,719               121,361
Shares issued as reinvestment of dividends              -                  2,377                      -                     -
Shares redeemed                                   (61,879)              (130,744)               (31,483)              (11,366)
                                             --------------------------------------------------------------------------------
Net increase in shares                            431,058                513,777                116,236               109,995
                                             ================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2004, aggregated $5,919,951 and $1,041,934 respectively, for the Core Equity Portfolio and $2,588,932 and $1,205,933 respectively, for the Capital Appreciation Portfolio.

Net unrealized appreciation of investments based on federal tax cost were as follows:

                                                              CORE EQUITY                CAPITAL APPRECIATION
                                                           ----------------------------------------------------
AS OF JUNE 30, 2004
Gross appreciation (excess of value over tax cost)            $ 1,540,103                    $   848,304
Gross depreciation (excess of tax cost over value)               (329,412)                      (221,730)
                                                              ------------------------------------------
Net unrealized appreciation                                   $ 1,210,691                    $   626,574
                                                              ------------------------------------------
Cost of investments for income tax purposes                   $ 14,741,168                   $ 4,566,765
                                                              ==========================================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals of $83,925 for the Core Equity Portfolio and $7,019 for the Capital Appreciation Portfolio.

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

For managing its investment and business affairs, the Core Equity Portfolio pays First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .70% of its average net assets. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to the Core Equity Portfolio.

Highland Capital Management Corp. ("Highland") serves as the sub-adviser of the Core Equity Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .50% of Core Equity Portfolio's average net assets.

First Tennessee and Delaware Management Company ("DMC") serve as co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Capital Appreciation Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .60% of its average net assets.

5. ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS is entitled to receive administration fees from each Portfolio, computed daily and payable monthly, at the annual rate of .20% of average net assets. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency services.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Portfolio. Each Plan provides for payments to ADI at the annual rate of 0.25% of average net assets.

6. WAIVER OF EXPENSES

For the six months ended June 30, 2004, First Tennessee agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the Core Equity and Capital Appreciation Portfolios to maintain a total expense ratio of not more than 1.10% and 1.30%, respectively.

TRUSTEES (UNAUDITED)

The Trust's Board of Trustees oversees the overall management of each Portfolio of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INDEPENDENT TRUSTEES

                                               TERM OF OFFICE, LENGTH OF
                        POSITION(S) HELD       TIME SERVED AND NUMBER       PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS AND OTHER
NAME, ADDRESS & AGE     WITH FUNDS             OF PORTFOLIOS OVERSEEN       DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine (63)    Trustee                Mary K. Anstine has been     Ms. Anstine is president and CEO of HealthONE
                                               a trustee since December     Alliance, the nonprofit partner of the
1625 Broadway                                  5, 2000 and oversees 2       HCA-HealthONE joint venture that owns the
Suite 2200                                     portfolios in the fund       HealthONE hospital system. She is responsible for
Denver, CO 80202                               complex.                     the organization's 109 employees and assets
                                                                            totaling more than $150 million. HealthONE
                                                                            Alliance supports health education, research and
                                                                            philanthropy, providing more than $4 million in
                                                                            grants to the community.

                                                                            Ms. Anstine is a trustee for the Reaves Utility
                                                                            Income Fund, the Boy Scouts of America/Denver Area
                                                                            Council and the Financial Investors Trust. She
                                                                            also is an advisory board member for the Girl
                                                                            Scouts of America/Mile High Council and the
                                                                            Hospice of Metro Denver, on the board of directors
                                                                            for the Alzheimer's Association, Rocky Mountain
                                                                            Chapter and Colorado Uplift.

Robert E. Lee (69)      Trustee                Robert E. Lee has been a     Mr. Lee was a commercial bank executive of First
                                               trustee since December       Interstate from 1980 through 1989. He is currently
1625 Broadway                                  16, 2003 and oversees 2      president of Glacier Properties, Inc. and a
Suite 2200                                     portfolios in the fund       Director of the following: Storage Technology
Denver, CO 80202                               complex.                     Corporation; ING Financial Services - North
                                                                            America; Meredith Capital Corporation; Source
                                                                            Capital Corporation; and Emeritus - The Denver
                                                                            Foundation. Mr. Lee is also a Trustee of Financial
                                                                            Investors Trust and Reaves Utility Income Fund.

John R. Moran, Jr. (74) Trustee                John R. Moran, Jr. has       Mr. Moran is President of The Colorado Trust, a
                                               been a trustee since         private foundation serving the health and
1625 Broadway                                  December 5, 2000 and         well-being of the people of Colorado. An attorney,
Suite 2200                                     oversees 2 portfolios in     Mr. Moran was formerly a partner with the firm of
Denver, CO 80202                               the fund complex.            Kutak Rock & Campbell in Denver, Colorado and a
                                                                            member of the Colorado House of Representatives.
                                                                            Currently, Mr. Moran is a member of the
                                                                            Treasurer's Investment Advisory Committee for the
                                                                            University of Colorado and a Trustee of the Hill
                                                                            Foundation, the Robert J. Kutak Foundation and
                                                                            Financial Investors Trust; Director of the
                                                                            Colorado Wildlife Heritage Foundation.

INTERESTED TRUSTEE

                                               TERM OF OFFICE, LENGTH OF
                        POSITION(S) HELD       TIME SERVED AND NUMBER       PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS AND OTHER
NAME, ADDRESS & AGE     WITH FUNDS             OF PORTFOLIOS OVERSEEN       DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
W. Robert
 Alexander (76)         Trustee and Chairman   W. Robert Alexander has      Mr. Alexander is the Chief Executive Officer
                                               been a trustee since         of ALPS Mutual Funds Services, Inc., and ALPS
1625 Broadway                                  December 5, 2000 and         Distributors, Inc., which provide
Suite 2200                                     oversees 2 portfolios in     administration and distribution services,
Denver, CO 80202                               the fund complex.            respectively, for proprietary mutual fund
                                                                            complexes. Mr. Alexander was Vice Chairman of
                                                                            First Interstate Bank of Denver, responsible
                                                                            for Trust, Private Banking, Retail Banking,
                                                                            Cash Management Services and Marketing. Mr.
                                                                            Alexander is currently a member of the Board
                                                                            of Trustees of the Hunter and Hughes Trusts,
                                                                            Financial Investors Trust, Reaves Utility
                                                                            Income Fund and Clough Global Allocation
                                                                            Fund. Because of his affiliation with ALPS
                                                                            Mutual Funds Services and ALPS Distributors,
                                                                            Mr. Alexander is considered an "interested"
                                                                            Trustee of the Trust.

PROXY VOTING

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities is available without charge, upon request, by contacting First Horizon Funds at (877) 846-0741 or on the commissions website at http://www.sec.gov.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER - CORE EQUITY PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

SUB-ADVISER - CORE EQUITY PORTFOLIO
Highland Capital Management Corp
Memphis, Tennessee

CO-INVESTMENT ADVISERS - CAPITAL APPRECIATION PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

Delaware Management Company
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

CO-ADMINISTRATOR
First Tennessee Bank National Association
Memphis, Tennessee

LEGAL COUNSEL
Davis Graham & Stubbs LLP
Denver, Colorado

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Denver, Colorado

CUSTODIAN
State Street Bank & Trust
Boston, Massachusetts

THESE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

  FIRST HORIZON FUNDS      1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202
                                 (877) 846-0741

ITEM 2 - CODE OF ETHICS

     Not Applicable to Semi-Annual Report.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

     Not Applicable to Semi-Annual Report.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable to Semi-Annual Report.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

     Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

     The Board of Trustees has not yet adopted procedures by which shareholders may recommend nominees to the Board of Trustees.

ITEM 10 - CONTROLS AND PROCEDURES

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting during Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

     (a)(1) Not applicable.

     (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        FINANCIAL INVESTORS VARIABLE
                                        INSURANCE TRUST
                                        By:    /s/ Edmund J. Burke
                                               -------------------
                                               Edmund J. Burke
                                               President

                                        Date:  September 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    /s/ Edmund J. Burke
                                               -------------------
                                               Edmund J. Burke
                                               President

                                        Date:  September 2, 2004

                                        By:    /s/ Jeremy O. May
                                               -------------------
                                               Jeremy O. May
                                               Treasurer


                                        Date:  September 2, 2004

                                        4